SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants outstanding, Beginning	1,154	3,154
Warrants Weighted Average Exercise Price, Beginning	$ 8.80	$ 8.80
Warrants Aggregate Intrinsic Value, Ending
Warrant Issued	212,548
Warrants Weighted Average Exercise Price, Issued	$ 11.55
Warrants Aggregate Intrinsic Value, Issued
Warrants Exercised	46,786
Warrants Weighted Average Exercise Price, Exercised	$ 10.00
Warrants Expired	129,832	2,000
Warrants Weighted Average Exercise Price, Expired	$ 9.82
Warrants outstanding, Ending	37,083	1,154
Warrants Weighted Average Exercise Price, Ending	$ 19.52	$ 8.80